CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Loss for the year after taxation	£ (40,489)	£ (39,410)	£ (32,547)
Items that may subsequently be reclassified to profit or loss:
Foreign exchange differences arising on consolidation of foreign operations	544	(677)	472
Total other comprehensive income/(expense) for the year	544	(677)	472
Total comprehensive expense for the year	£ (39,945)	£ (40,087)	£ (32,075)